Business Overview and Basis of Presentation (Details) - Schedule of consolidated financial statements reflect the activities - AGBA Group Limited [Member]	12 Months Ended
Dec. 31, 2022
TAG International Limited (“TIL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	TAG International Limited (“TIL”)
Background	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding
Ownership	100% owned by AGBA
TAG Asset Partners Limited (“TAP”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	TAG Asset Partners Limited (“TAP”)
Background	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding
Ownership	100% owned by TIL
OnePlatform International Limited (“OIL”) (amalgamated with OnePlatform Holdings Limited on August 11, 2022) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	OnePlatform International Limited (“OIL”) (amalgamated with OnePlatform Holdings Limited on August 11, 2022)
Background	• Hong Kong company • Incorporated on November 2, 2021 • Issued and outstanding 100 ordinary shares for HK$100 ($13) • Investment holding
Ownership	100% owned by TAP
TAG Asia Capital Holdings Limited (“TAC”) (formerly known as Convoy Capital Holdings Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	TAG Asia Capital Holdings Limited (“TAC”) (formerly known as Convoy Capital Holdings Limited)
Background	• British Virgin Islands company • Incorporated on October 26, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding
Ownership	100% owned by AGBA
OnePlatform Wealth Management Limited (“OWM”) (formerly known as GET Mdream Wealth Management Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	OnePlatform Wealth Management Limited (“OWM”) (formerly known as GET Mdream Wealth Management Limited)
Background	• Hong Kong company • Incorporated on February 5, 2003 • Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819) • Provision of insurance and mandatory provident fund schemes brokerage services
Ownership	99.89% owned by OIL
OnePlatform International Property Limited (“OIP”) (formerly known as Convoy International Property Consulting Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	OnePlatform International Property Limited (“OIP”) (formerly known as Convoy International Property Consulting Limited)
Background	• Hong Kong company • Incorporated on May 21, 2014 • Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) • Provision of overseas real estate brokerage services
Ownership	100% owned by OIL
OnePlatform Asset Management Limited (“OAM”) (formerly known as Convoy Asset Management Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	OnePlatform Asset Management Limited (“OAM”) (formerly known as Convoy Asset Management Limited)
Background	• Hong Kong company • Incorporated on November 24, 1999 • Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795) • Licensed by the Securities and Futures Commission of Hong Kong • Provision of investment advisory, funds dealing, introducing broker, and asset management services
Ownership	100% owned by OIL
Kerberos (Nominee) Limited (“KNL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Kerberos (Nominee) Limited (“KNL”)
Background	• Hong Kong company • Incorporated on April 20, 2007 • Issued and outstanding 1 ordinary share for HK$1 • Registered under The Hong Kong Trustee Ordinance • Provision of escrow services
Ownership	100% owned by OAM
Maxthree Limited (“Maxthree”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Maxthree Limited (“Maxthree”)
Background	• British Virgin Islands company • Incorporated on April 12, 2006 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding
Ownership	100% owned by OIL
OnePlatform Credit Limited (formerly known as Artley Finance (HK) Limited) (“OCL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	OnePlatform Credit Limited (formerly known as Artley Finance (HK) Limited) (“OCL”)
Background	• Hong Kong company • Incorporated on August 6, 1982 • Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433) • Registered under the Hong Kong Money Lenders Ordinance • Provision of money lending services
Ownership	100% owned by Maxthree
Hong Kong Credit Corporation Limited (“HKCC”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hong Kong Credit Corporation Limited (“HKCC”)
Background	• Hong Kong company • Incorporated on March 16, 1982 • Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459) • Registered under the Hong Kong Money Lenders Ordinance • Provision of money lending services
Ownership	100% owned by OCL
Trendy Reach Holdings Limited (“TRHL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Trendy Reach Holdings Limited (“TRHL”)
Background	• British Virgin Islands company • Incorporated on October 5, 2015 • Issued and outstanding 1 ordinary share at HK$1 • Investment holding
Ownership	100% owned by Maxthree
Profit Vision Limited (“PVL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Profit Vision Limited (“PVL”)
Background	• Hong Kong company • Incorporated on October 9, 2015 • Issued and outstanding 1 ordinary shares for HK$1 • Property investment holding
Ownership	100% owned by TRHL
TAG Technologies Limited (“TAGTL”) (formerly known as Convoy Technologies Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	TAG Technologies Limited (“TAGTL”) (formerly known as Convoy Technologies Limited)
Background	• British Virgin Islands company • Incorporated on October 23, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment in financial technology business
Ownership	100% owned by TAC
AGBA Group Limited (formerly known as Tandem Money Hong Kong Limited) (“AGL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	AGBA Group Limited (formerly known as Tandem Money Hong Kong Limited) (“AGL”)
Background	• Hong Kong company • Incorporated on November 28, 2019 • Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) • Operating as cost center for the Company
Ownership	100% owned by TAGTL
Tandem Fintech Limited (“TFL”) (formerly known as Hit Fintech Solutions Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Tandem Fintech Limited (“TFL”) (formerly known as Hit Fintech Solutions Limited)
Background	• Hong Kong company • Incorporated on October 6, 2017 • Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) • Operating an online insurance comparison platform
Ownership	100% owned by TAC
AGBA Innovation Limited (“AGBA Innovation”) (formerly known as OnePlatform FinBiz Solutions Limited) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	AGBA Innovation Limited (“AGBA Innovation”) (formerly known as OnePlatform FinBiz Solutions Limited)
Background	• Hong Kong company • Incorporated on February 26, 2016 • Issued and outstanding 1 ordinary share for HK$1 • No operations since inception
Ownership	100% owned by OIL
FinLiving Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	FinLiving Limited
Background	• Hong Kong company • Incorporated on September 14, 2021 • Issued and outstanding 100 ordinary share for HK$100 ($13) • No operations since inception
Ownership	100% owned by AGBA Innovation